SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Share-based Compensation

11. SHARE-BASED COMPENSATION

During 2019 the Company’s Board of Directors adopted the 2019 Stock and Incentive Plan (the “Plan”), which was amended in April 2020 and March 2021. The Plan permits the issuance of stock options, stock appreciation rights, stock awards, share units, performance shares, performance units and other stock-based awards, and, as of March 31 2022, 13.2 million shares have been authorized to be issued under the Plan and 2.3 million are available for future grant. The Plan provides for the grant of options as either non-statutory stock options or incentive stock options and restricted stock units to employees, officers, directors, and consultants of the Company to attract and retain persons of ability to perform services for the Company and to reward such individuals who contribute to the achievement by the Company of its economic objectives. The awards granted generally vest in 25% increments over a four-year period and option awards expire 6 years from grant date.

The Plan is administered by the Board or a committee appointed by the Board, which determines the persons to whom the awards will be granted, the type of awards to be granted, the number of awards to be granted, and the specific terms of each grant, including the vesting thereof, subject to the provisions of the Plan.

During the three months ended March 31, 2022 and 2021, the Company granted shares to certain employees and directors as compensation for services. These shares were accounted for in accordance with ASC 718 - Compensation - Stock Compensation. The Company amortizes awards over the service period and until awards are fully vested.

For the three months ended March 31, 2022 and 2021, share-based compensation expense was as follows:

	Three Months Ended
	March 31,	March 31,
(in thousands)	2022	2021
Cost of goods sold	$-	$-
General and administrative expense	161	287
Total share-based compensation	$161	$287

The following table summarizes the status of stock option grants and unvested awards at and for the three months ended March 31, 2022:

	Stock	Weighted-Average	Weighted-Average Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value

Outstanding—December 31, 2021	6,598	$0.99	4.3	$-

Granted	3,240	$0.31
Exercised	-	$-
Cancelled	(879)	$0.99
Outstanding—March 31, 2022	8,959	$0.74	4.5

Exercisable—March 31, 2022	3,688	$0.87	1.5	$30

Vested and expected to vest—March 31, 2022	8,959	$0.74	4.5	$261

The weighted-average fair value of options granted during the three months ended March 31, 2022 and 2021, estimated as of the grant date, were $0.31 and $0.58, respectively. As of March 31 2022, there was $926 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a remaining weighted-average vesting period of 2.3 years.

The following table summarizes the status of restricted stock unit (“RSU”) grants and unvested awards at and for the three months ended March 31, 2022:

		Weighted-Average
(in thousands except per share amounts)	RSUs	Fair Value

Outstanding—December 31, 2021	642	$1.18

Granted	-	$-
Vested	(125)	$1.49
Cancelled	(30)	$1.11
Outstanding—March 31, 2022	487	$1.11

As of March 31, 2022, there was $320 of total unrecognized compensation cost related to non-vested restricted stock units, which is expected to be recognized over a remaining weighted-average vesting period of 21 months.

The fair value of the stock options and RSUs granted were determined using the Black-Scholes option-pricing model with the following weighted average assumptions at the time of grant.

Stock Options:	Three Months Ended
	March 31,	March 31,
	2022	2021
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	1.01%	0.73%
Expected term in years	4.5	4.25

RSUs:	Three Months Ended
	March 31,	March 31,
	2022	2021
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.73%	0.62%
Expected term in years	1.00	0.78

 11. SHARE-BASED COMPENSATION

During 2019 the Company’s Board of Directors adopted the 2019 Stock and Incentive Plan (the “Plan”), which was amended in April 2020 and March 2021. The Plan permits the issuance of stock options, stock appreciation rights, stock awards, share units, performance shares, performance units and other stock-based awards, and, as of December 31, 2021, 13.2 million shares have been authorized to be issued under the Plan and 4.7 million are available for future grant. The Plan provides for the grant of options as either non-statutory stock options or incentive stock options and restricted stock units to employees, officers, directors, and consultants of the Company to attract and retain persons of ability to perform services for the Company and to reward such individuals who contribute to the achievement by the Company of its economic objectives. The awards granted generally vest in 25% increments over a four-year period and option awards expire 6 years from grant date.

The Plan is administered by the Board or a committee appointed by the Board, which determines the persons to whom the awards will be granted, the type of awards to be granted, the number of awards to be granted, and the specific terms of each grant, including the vesting thereof, subject to the provisions of the Plan.

During the years December 31, 2021 and 2020, the Company granted shares to certain employees as compensation for services. These shares were accounted for in accordance with ASC 718 - Compensation - Stock Compensation. The Company amortizes awards over the service period and until awards are fully vested.

For the years ended December 31, 2021, 2020 and 2019 share-based compensation expense was as follows:

	Years Ended
	December 31,	December 31,	December 31,
(in thousands)	2021	2020	2019
Cost of goods sold	$-	$-	$-
General and administrative expense	1,355	2,200	3,385
Total share-based compensation	$1,355	$2,200	$3,385

The following table summarizes the status of stock option grants and unvested awards at and for the year ended December 31, 2021:

		Weighted-	Weighted- Average
	Stock	Average	Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value

Outstanding—December 31, 2020	6,260	$0.97	4.7	$3,162
Granted	2,330	1.35
Exercised	(165)	0.55
Cancelled	(1,827)	1.48
Outstanding—December 31, 2021	6,598	0.99	4.3

Exercisable—December 31, 2021	2,216	1.03	1.6

Vested and expected to vest—December 31, 2021	6,598	$0.99	4.3

The weighted-average fair value of options granted during the year ended December 31, 2021, estimated as of the grant date was $1.35. As of December 31, 2021, there was $974 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a remaining weighted-average vesting period of 2.3 years.

The following table summarizes the status of restricted stock unit (“RSU”) grants and unvested awards at and for the year ended December 31, 2021:

		Weighted-Average
(in thousands except per share amounts)	RSUs	Fair Value

Outstanding—December 31, 2020	450	$0.33
Granted	1,415	1.17
Vested	(1,108)	0.83
Cancelled	(115)	1.11
Outstanding—December 31, 2021	642	$1.18

As of December 31, 2021, there was $537 of total unrecognized compensation cost related to non-vested restricted stock units, which is expected to be recognized over a remaining weighted-average vesting period of 23 months.

The fair value of the stock options and RSUs granted were determined using the Black-Scholes option-pricing model with the following weighted average assumptions at the time of grant.

Options	Years Ended
	December 31,	December 31,
	2021	2020
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.87%	0.95%
Expected term in years	4.3	4.7

RSUs	Years Ended
	December 31,	December 31,
	2021	2020
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.71%	0.79%
Expected term in years	0.74	1.14